Note 11 - Lease - Operating Lease Disclosure (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating cash flows used in operating lease	$ 863
Weighted average remaining lease term (Year)	4 years
Weighted average discount rate	8.40%